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                                                      -------------------------
                                                      OMB Number:  3235-0578
                                                      Expires:  May 31, 2007
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                                                      hours per response:
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-09797
                                   ---------------------------------------------


                             AIM Floating Rate Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


Robert H. Graham   11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (713)626-1919
                                                    ----------------------------

Date of fiscal year end: 12/31
                         -------------------------------------------------------

Date of reporting period: 3/31/06
                          ------------------------------------------------------

Item 1.  Schedule of Investments.

                             AIM FLOATING RATE FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2006


[YOUR GOALS. OUR SOLUTIONS.]                             [AIM INVESTMENTS LOGO]
 - REGISTERED TRADEMARK -                               - REGISTERED TRADEMARK -


AIMINVESTMENTS.COM               FLR-QTR-1 3/06             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
March 31, 2006
(Unaudited)

                                                                               MOODY'S                  PRINCIPAL
                                                                               RATING    (a)             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------

SENIOR SECURED FLOATING RATE INTERESTS - 109.38%               (b)(c)
ADVERTISING - 0.09%
Adams Outdoor Advertising
  Term Loan
  6.62%, 10/18/12                                              (d)                B1                   $ 185,269          $  187,739
====================================================================================================================================

AEROSPACE & DEFENSE - 1.93%
Alion Science & Technology
  Term Loan
  7.33%, 08/02/09                                              (d)                B1                     874,827             879,201
------------------------------------------------------------------------------------------------------------------------------------
Anteon International Corp.
  Term Loan B
  6.58%, 12/31/10                                              (d)               Ba2                     933,620             939,455
------------------------------------------------------------------------------------------------------------------------------------
ARINC Inc.
  Term Loan B
  6.98-7.11%, 03/10/11                                         (d)               Ba3                     245,000             248,369
------------------------------------------------------------------------------------------------------------------------------------
CACI International Inc.
  Term Loan B
  6.14-6.37%, 05/03/11                                         (d)               Ba2                     248,638             250,814
------------------------------------------------------------------------------------------------------------------------------------
K&F Industries, Inc.
  Term Loan
  6.87-7.08%, 11/18/12                                         (d)                B2                     699,969             708,718
------------------------------------------------------------------------------------------------------------------------------------
SI International, Inc.
  Term Loan B
  6.80-6.97%, 02/09/11                                         (d)                B1                     109,664             110,623
------------------------------------------------------------------------------------------------------------------------------------
Spirit Aerosystems, Inc.
  Term Loan B
  6.85%, 12/31/11                                              (d)                B1                     392,038             397,820
------------------------------------------------------------------------------------------------------------------------------------
TransDigm, Inc.
  Term Loan C
  6.99%, 07/22/10                                              (d)                B1                     312,914             316,728
====================================================================================================================================
                                                                                                                           3,851,728
====================================================================================================================================

AIRLINES - 0.38%
United Air Lines, Inc.
  Term Loan
  8.63%, 02/01/12                                              (d)                B1                     102,041             103,699
------------------------------------------------------------------------------------------------------------------------------------
  Term Loan B
  8.63%, 02/01/12                                              (d)                B1                     647,959             658,489
====================================================================================================================================
                                                                                                                             762,188
====================================================================================================================================

                             AIM FLOATING RATE FUND

                                                                               MOODY'S                  PRINCIPAL
                                                                               RATING    (a)             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------

AIRPORT SERVICES - 0.91%
Hertz Corp. (The)
  Delay Draw Term Loan
  0.00%, 08/15/07                                              (d)(e)            Ba2                  $1,302,222          $1,316,428
------------------------------------------------------------------------------------------------------------------------------------
  Syn LOC
  4.93%, 12/21/12                                              (d)               Ba2                     101,010             102,312
------------------------------------------------------------------------------------------------------------------------------------
  Term Loan B
  6.89-7.09%, 12/21/12                                         (d)               Ba2                     398,300             403,432
====================================================================================================================================
                                                                                                                           1,822,172
====================================================================================================================================

APPAREL RETAIL - 0.80%
Neiman Marcus Group, Inc. (The)
  Term Loan
  7.34%, 04/06/13                                              (d)                B1                   1,133,844           1,149,333
------------------------------------------------------------------------------------------------------------------------------------
William Co.
  Term Loan B
  6.42-6.54%, 07/14/12                                         (d)                B1                     445,988             451,006
====================================================================================================================================
                                                                                                                           1,600,339
====================================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS - 0.80%
American Achievement Corp.
  Term Loan B
  9.25%, 03/25/11                                              (d)               Ba3                     110,227             111,881
------------------------------------------------------------------------------------------------------------------------------------
Jostens, Inc.
  Term Loan C
  7.32%, 12/21/11                                              (d)                B1                   1,465,946           1,484,882
====================================================================================================================================
                                                                                                                           1,596,763
====================================================================================================================================

APPLICATION SOFTWARE - 0.04%
SS&C Technologies, Inc.
  Canada Term Loan
  7.48%, 11/23/12                                              (d)                B2                       6,499               6,561
------------------------------------------------------------------------------------------------------------------------------------
  Term Loan B
  7.48%, 11/23/12                                              (d)                B2                      73,548              74,253
====================================================================================================================================
                                                                                                                              80,814
====================================================================================================================================

AUTO PARTS & EQUIPMENT - 3.23%
Accuride Corp.
  Term Loan B
  7.19%, 01/31/12                                              (d)                B1                     411,610             416,034
------------------------------------------------------------------------------------------------------------------------------------
Federal-Mogul Corp.
  DIP Term Loan
  6.81%, 12/09/06                                              (d)               Ba1                     110,000             110,069
------------------------------------------------------------------------------------------------------------------------------------
  Revolving Term Loan
  0.00-6.58%, 12/09/06                                         (d)(e)            Caa1                  1,396,596           1,340,732
------------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The)
  Second Lien Term Loan
  7.06%, 04/30/10                                              (d)                B2                     400,000             405,417
------------------------------------------------------------------------------------------------------------------------------------
Hayes Lemmerz International, Inc.
  Term Loan B
  7.67-8.32%, 06/03/09                                         (d)                B3                     630,102             632,802
------------------------------------------------------------------------------------------------------------------------------------

                             AIM FLOATING RATE FUND

                                                                               MOODY'S                  PRINCIPAL
                                                                               RATING    (a)             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - (CONTINUED)
Keystone Automotive Operations Inc.
  Term Loan B
  7.00-9.25%, 10/30/09                                         (d)                B2                 $   242,742         $   236,945
------------------------------------------------------------------------------------------------------------------------------------
  Term Loan C
  7.46-9.25%, 10/30/10                                         (d)                B2                      70,000              70,000
------------------------------------------------------------------------------------------------------------------------------------
Mark IV Industries (Dayco Products, Inc.)
  Term Loan B
  7.58-8.10%, 06/21/11                                         (d)                B1                   1,076,893           1,087,999
------------------------------------------------------------------------------------------------------------------------------------
Pep Boys - Manny, Moe & Jack (The)
  Term Loan
  7.89%, 01/27/11                                              (d)               Ba2                      78,000              79,268
------------------------------------------------------------------------------------------------------------------------------------
RJ Tower Corp.
  DIP Term Loan B
  8.25%, 02/02/07                                              (d)               Ba3                     500,000             507,857
------------------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive Inc.
  Term Loan B
  7.02%, 12/12/10                                              (d)                B1                     632,212             640,747
------------------------------------------------------------------------------------------------------------------------------------
   Term Loan B1
  6.88%, 12/12/10                                              (d)                B1                     275,259             278,975
------------------------------------------------------------------------------------------------------------------------------------
United Components Inc.
  Term Loan C
  7.22%, 06/30/10                                              (d)                B1                     636,533             645,684
====================================================================================================================================
                                                                                                                           6,452,529
====================================================================================================================================

AUTOMOBILE MANUFACTURERS - 1.49%
TRW Automotive, Inc.
  Term Loan B
  6.25%, 06/30/12                                              (d)               Ba2                     987,500             989,694
------------------------------------------------------------------------------------------------------------------------------------
  Term Loan E
  6.00%, 10/31/10                                              (d)               Ba2                   1,975,000           1,984,381
====================================================================================================================================
                                                                                                                           2,974,075
====================================================================================================================================

BROADCASTING & CABLE TV - 9.55%
Adelphia (Olympus Cable Holding) Communications Corp.
  Term Loan B
  9.75%, 09/30/10                                              (d)                B2                   3,000,000           2,937,858
------------------------------------------------------------------------------------------------------------------------------------
Adelphia Communications Corp.
   Term Loan B
  6.81%, 08/07/06                                              (d)               Ba2                   1,000,000             999,375
------------------------------------------------------------------------------------------------------------------------------------
Alliance Atlantis Communications Inc. (Canada)
  Term Loan C
  6.48%, 12/20/11                                              (d)               Ba2                     495,000             498,713
------------------------------------------------------------------------------------------------------------------------------------
Atlantic Broadband LLC
  Term Loan B1
  7.62%, 09/01/11                                              (d)                B2                   1,000,000           1,015,000
------------------------------------------------------------------------------------------------------------------------------------
Bragg Communications Inc. (Canada)
  Term Loan
  6.81%, 08/31/11                                              (d)                B1                   1,026,042           1,037,585
------------------------------------------------------------------------------------------------------------------------------------
Cebridge Connections Inc.
  First Lien Term Loan
  7.79-8.00%, 02/23/09                                         (d)               Caa1                    343,000             343,000
------------------------------------------------------------------------------------------------------------------------------------

                             AIM FLOATING RATE FUND

                                                                               MOODY'S                  PRINCIPAL
                                                                               RATING    (a)             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------

BROADCASTING & CABLE TV - (CONTINUED)
Charter Communications, Inc.
  Term Loan B
  7.92%, 04/07/11                                              (d)                B2                 $   948,916         $   956,661
------------------------------------------------------------------------------------------------------------------------------------
DIRECTV Holdings LLC
  Term Loan B
  6.28%, 04/13/13                                              (d)               Ba1                   1,533,333           1,549,625
------------------------------------------------------------------------------------------------------------------------------------
Emmis Communications Corp.
  Term Loan B
  6.53-8.50%, 11/10/11                                         (d)               Ba2                     539,210             541,990
------------------------------------------------------------------------------------------------------------------------------------
Entravision Communications Corp.
  Term Loan B
  6.03%, 03/29/13                                              (d)               Ba3                     159,600             160,598
------------------------------------------------------------------------------------------------------------------------------------
Hallmark Entertainment, Inc.
  Term Loan B
  7.08%, 12/31/11                                              (d)                B1                      94,000              95,175
------------------------------------------------------------------------------------------------------------------------------------
Insight Communications Co., Inc.
  Term Loan C
  7.00%, 12/31/09                                              (d)               Ba3                   1,955,000           1,981,437
------------------------------------------------------------------------------------------------------------------------------------
MCC Iowa LLC
  Term Loan C
  6.64-6.98%, 01/15/15                                         (d)               Ba3                     990,000           1,001,911
------------------------------------------------------------------------------------------------------------------------------------
NextMedia Operating, Inc.
  Second Lien Term Loan
  9.25%, 11/15/13                                              (d)                B3                     221,093             224,962
------------------------------------------------------------------------------------------------------------------------------------
  Term Loan
  6.66-6.75%, 11/15/12                                         (d)                B1                     228,628             230,700
------------------------------------------------------------------------------------------------------------------------------------
Pan Am Sat Corp.
  Term Loan B1
  6.81-6.90%, 08/22/11                                         (d)               Ba3                   2,374,431           2,404,111
------------------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp.
  Term Loan
  7.78%, 01/15/12                                              (d)                B2                     250,000             250,469
------------------------------------------------------------------------------------------------------------------------------------
Persona Communications LLC (Canada)
  Term Loan B
  7.96%, 08/01/11                                              (d)                B2                     492,500             497,425
------------------------------------------------------------------------------------------------------------------------------------
RCN Corp.
  Term Loan
  9.25%, 12/21/11                                              (d)                B3                     145,713             148,263
------------------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc.
  First Lien Term Loan
  6.73%, 06/11/12                                              (d)                B1                     495,000             500,569
------------------------------------------------------------------------------------------------------------------------------------
Susquehanna Media Co.
  Term Loan C
  6.33%, 03/30/12                                              (d)               Ba2                     495,000             495,000
------------------------------------------------------------------------------------------------------------------------------------
WideOpenWest Illinois Inc.
  Add Term B
  7.98%, 06/22/11                                              (d)                B2                     759,256             759,256
------------------------------------------------------------------------------------------------------------------------------------
  Term Loan B
  7.65-7.76%, 06/22/11                                         (d)                B2                     482,758             482,758
====================================================================================================================================
                                                                                                                          19,112,441
====================================================================================================================================

                             AIM FLOATING RATE FUND

                                                                               MOODY'S                  PRINCIPAL
                                                                               RATING    (a)             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------

BUILDING PRODUCTS - 0.97%
Custom Building Products Inc.
  Second Lien Term Loan
  9.96%, 04/29/12                                              (d)                B3                 $    40,000         $    40,150
------------------------------------------------------------------------------------------------------------------------------------
  Term Loan
  7.07-7.21%, 10/29/11                                         (d)                B1                     104,235             105,104
------------------------------------------------------------------------------------------------------------------------------------
Premdor Inc.
  Canada Term Loan
  6.63-6.98%, 04/05/13                                         (d)                B2                     660,859             652,373
------------------------------------------------------------------------------------------------------------------------------------
  U.S. Term Loan
  6.63-6.98%, 04/05/13                                         (d)                B2                     661,985             653,485
------------------------------------------------------------------------------------------------------------------------------------
United Subcontractors, Inc.
  Term Loan B
  7.70%, 12/27/12                                              (d)                B2                     500,000             498,750
====================================================================================================================================
                                                                                                                           1,949,862
====================================================================================================================================

CASINOS & GAMING - 5.18%
Alliance Gaming Corp.
  Term Loan
  8.18%, 09/04/09                                              (d)                B1                     114,127             115,268
------------------------------------------------------------------------------------------------------------------------------------
BLB Investors, LLC
  First Lien Term Loan
   6.82-6.99%, 07/18/11                                        (d)                B1                     149,250             151,489
------------------------------------------------------------------------------------------------------------------------------------
  Second Lien Term Loan
  8.74%, 07/18/12                                              (d)                B2                     260,000             264,225
------------------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp.
  Term Loan
  6.48-6.61%, 06/30/11                                         (d)               Ba2                   1,228,125           1,240,662
------------------------------------------------------------------------------------------------------------------------------------
Columbia Sussex Corp. (Wimar Tahoe Corp.)
  Term Loan B
  7.48%, 10/24/11                                              (d)                B2                     177,679             179,011
------------------------------------------------------------------------------------------------------------------------------------
Global Cash Access, LLC
  Term Loan B
   7.08%, 03/10/10                                             (d)               Ba3                     191,944             194,223
------------------------------------------------------------------------------------------------------------------------------------
Green Valley Ranch Resort
  Term Loan
  6.98%, 12/17/11                                              (d)                B2                     227,382             229,940
------------------------------------------------------------------------------------------------------------------------------------
Herbst Gaming, Inc.
  Term Loan B
  6.98-7.11%, 01/31/11                                         (d)                B1                     118,800             120,062
------------------------------------------------------------------------------------------------------------------------------------
Isle of Capri Black Hawk, LLC
  Term Loan
  6.56-6.98%, 10/24/11                                         (d)                B1                     573,517             576,384
------------------------------------------------------------------------------------------------------------------------------------
Isle of Capri Casino, Inc.
  Term Loan
  6.17-6.73%, 02/04/11                                         (d)               Ba2                   1,483,750           1,501,184
------------------------------------------------------------------------------------------------------------------------------------
Las Vegas Sands, Inc. (Venetian Casino Resort, LLC)
  Delayed Loan
  6.73%, 06/15/11                                              (d)               Ba3                     341,880             345,299
------------------------------------------------------------------------------------------------------------------------------------
  Term Loan B
  6.73%, 06/15/11                                              (d)               Ba3                   1,658,120           1,674,701
------------------------------------------------------------------------------------------------------------------------------------
MotorCity Casino
  Term Loan B
  6.80-6.96%, 07/13/12                                         (d)                B1                     828,999             835,010
------------------------------------------------------------------------------------------------------------------------------------

                             AIM FLOATING RATE FUND

                                                                               MOODY'S                  PRINCIPAL
                                                                               RATING    (a)             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------

CASINOS & GAMING - (CONTINUED)
Penn National Gaming, Inc.
  Term Loan B
  6.26-6.73%, 10/03/12                                         (d)               Ba2                $  1,421,429        $  1,439,196
------------------------------------------------------------------------------------------------------------------------------------
Resorts International Unlimited
  Term Loan B
  7.98%, 04/26/12                                              (d)               Caa1                    982,289             990,393
------------------------------------------------------------------------------------------------------------------------------------
Yonkers Racing Corp.
  Loan Facility
  0.00-8.31%, 08/12/11                                         (d)(e)             B3                     500,000             506,875
====================================================================================================================================
                                                                                                                          10,363,922
====================================================================================================================================

COMMERCIAL PRINTING - 0.81%
Xsys (BASF Inks) (Luxembourg)
  Term Loan B5
  7.48%, 12/31/12                                              (d)                --                     795,787             801,258
------------------------------------------------------------------------------------------------------------------------------------
  Term Loan C1
  7.98%, 12/31/13                                              (d)                --                     813,772             823,436
====================================================================================================================================
                                                                                                                           1,624,694
====================================================================================================================================

COMMODITY CHEMICALS - 1.70%
Brenntag A.G. (Germany)
  Term Loan B2
  7.44%, 01/18/14                                              (d)                B2                     261,364             265,191
------------------------------------------------------------------------------------------------------------------------------------
INVISTA
  Term Loan B1
  6.75%, 04/29/11                                              (d)               Ba3                     501,980             507,627
------------------------------------------------------------------------------------------------------------------------------------
  Term Loan B2
  6.75%, 04/29/11                                              (d)               Ba3                     255,172             258,043
------------------------------------------------------------------------------------------------------------------------------------
Lyondel Petrochemical
  Credit Linked Notes
  7.63%, 12/21/09                                              (f) (g)            B1                   2,200,000           2,224,033
------------------------------------------------------------------------------------------------------------------------------------
Wellman, Inc.
  First Lien Loan
  8.68%, 02/10/09                                              (d)                B1                     150,000             151,750
====================================================================================================================================
                                                                                                                           3,406,644
====================================================================================================================================

COMMUNICATIONS EQUIPMENT - 3.49%
AAT Communications Corp.
  First Lien Term Loan B
  6.56%, 07/27/12                                              (d)                B1                   1,803,622           1,808,131
------------------------------------------------------------------------------------------------------------------------------------
  Term Loan
  7.56%, 07/29/13                                              (d)                B1                     250,000             250,521
------------------------------------------------------------------------------------------------------------------------------------
IPC Acquisition Corp.
  Second Lien Term Loan
  12.09%, 08/05/12                                             (d)                B3                     525,000             532,438
------------------------------------------------------------------------------------------------------------------------------------
  Term Loan B
  7.38-7.59%, 08/05/11                                         (d)                B2                     852,437             863,518
------------------------------------------------------------------------------------------------------------------------------------
NTELOS, Inc.
  First Lien Term Loan
  7.33%, 08/24/11                                              (d)                B1                     395,000             400,629
------------------------------------------------------------------------------------------------------------------------------------
  Second Lien Term Loan
  9.83%, 02/24/12                                              (d)                B2                     214,286             218,036
------------------------------------------------------------------------------------------------------------------------------------

                             AIM FLOATING RATE FUND

                                                                               MOODY'S                  PRINCIPAL
                                                                               RATING    (a)             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - (CONTINUED)
Qwest Corp.
  Term Loan
  8.16%, 06/15/13                                              (d)                --                  $2,250,000          $2,472,187
------------------------------------------------------------------------------------------------------------------------------------
  Term Loan A
  9.50%, 06/30/07                                              (d)               Ba3                     422,222             432,356
====================================================================================================================================
                                                                                                                           6,977,816
====================================================================================================================================

CONSTRUCTION & ENGINEERING - 0.12%
Maxim Crane Works
  Term Loan
  6.94-8.75%, 01/28/10                                         (d)                B2                     179,334             222,351
------------------------------------------------------------------------------------------------------------------------------------
  Term Loan B
  6.88%, 01/28/10                                              (d)                B2                      50,025              10,306
====================================================================================================================================
                                                                                                                             232,657
====================================================================================================================================

CONSTRUCTION MATERIALS - 0.12%
Hillman Group (The)
  Term Loan B
  7.69%, 03/31/11                                              (d)                B2                     245,000             247,756
------------------------------------------------------------------------------------------------------------------------------------

DIVERSIFIED CHEMICALS - 2.61%
Celanese A.G.
  Term Loan
  6.98%, 04/06/11                                              (d)                B1                   1,888,309           1,912,701
------------------------------------------------------------------------------------------------------------------------------------
ISP Chemco Inc.
  Term Loan B
  6.50%, 02/16/13                                              (d)               Ba3                     109,000             110,148
------------------------------------------------------------------------------------------------------------------------------------
Rockwood Specialties Inc.
  Term Loan E
  6.67%,12/13/13                                               (d)                B1                   3,168,000           3,208,094
====================================================================================================================================
                                                                                                                           5,230,943
====================================================================================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 4.00%
Aspect Software, Inc.
  Term Loan
  7.44%, 09/22/10                                              (d)                B2                     445,000             449,450
------------------------------------------------------------------------------------------------------------------------------------
Coinmach Corp.
  Term Loan B-1
  7.25-7.38%, 12/15/12                                         (d)                B2                   1,168,312           1,185,349
------------------------------------------------------------------------------------------------------------------------------------
Eastman Kodak Co.
  Term Loan B
  6.61-7.19%, 10/18/12                                         (d)               Ba3                   1,408,470           1,408,218
------------------------------------------------------------------------------------------------------------------------------------
  Term Loan B2 Delay Draw
  0.00%, 10/18/12                                              (d)(e)            Ba3                     674,714             674,594
------------------------------------------------------------------------------------------------------------------------------------
Fidelity National Information Solutions Inc.
  Term Loan B
  6.47%, 03/08/13                                              (d)               Ba1                   1,246,050           1,255,395
------------------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc.
  Term Loan
  6.50%, 04/02/11                                              (d)                B2                     493,750             497,453
------------------------------------------------------------------------------------------------------------------------------------
  Term Loan C
  6.56%, 04/02/11                                              (d)                B2                     741,390             746,950
------------------------------------------------------------------------------------------------------------------------------------

                             AIM FLOATING RATE FUND

                                                                               MOODY'S                  PRINCIPAL
                                                                               RATING    (a)             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - (CONTINUED)
Merrill Corp.
  Term Loan
  7.08-7.23%, 05/15/11                                         (d)                B1                 $   200,000         $   201,688
------------------------------------------------------------------------------------------------------------------------------------
N.E.W. Customer Service Cos., Inc.
  Term Loan
  7.31-7.88%, 07/01/11                                         (d)                B1                     120,789             121,997
------------------------------------------------------------------------------------------------------------------------------------
Sedgwick Claims Management Services, Inc.
  Term Loan B
  6.83-6.98%, 01/31/13                                         (d)                B1                      91,571              92,791
------------------------------------------------------------------------------------------------------------------------------------
UGS Corp.
  Term Loan
  6.83%, 03/31/12                                              (d)                B1                     660,809             668,243
------------------------------------------------------------------------------------------------------------------------------------
US Investigations Services, Inc.
  Term Loan
  7.43%, 10/14/12                                              (d)                B2                     611,326             618,203
------------------------------------------------------------------------------------------------------------------------------------
Walter Industries, Inc.
  Term Loan
  6.22-6.98%, 10/03/12                                         (d)               Ba3                      89,469              90,392
====================================================================================================================================
                                                                                                                           8,010,723
====================================================================================================================================

DIVERSIFIED METALS & MINING - 0.99%
Boart Longyear Co.
  Canada Term Loan
  7.98%, 07/28/12                                              (d)                B2                      73,174              74,271
------------------------------------------------------------------------------------------------------------------------------------
  U.S. Term Loan
  7.98%, 07/27/12                                              (d)                B2                     506,588             514,186
------------------------------------------------------------------------------------------------------------------------------------
Foundation Coal Holdings, Inc.
  Term Loan B
  6.44-6.58%, 07/30/11                                         (d)               Ba3                     712,766             723,012
------------------------------------------------------------------------------------------------------------------------------------
Novelis, Inc.
  Canada Term Loan B2
  6.44%, 01/09/12                                              (d)               Ba2                     240,311             242,827
------------------------------------------------------------------------------------------------------------------------------------
  U.S. Term Loan B1
  6.44%, 01/09/12                                              (d)               Ba2                     417,382             421,751
====================================================================================================================================
                                                                                                                           1,976,047
====================================================================================================================================

DRUG RETAIL - 0.89%
Alimentation Couche-Tard (Canada)
  Term Loan
  6.63%, 12/17/10                                              (d)               Ba2                     240,000             242,600
------------------------------------------------------------------------------------------------------------------------------------
General Nutrition Centers, Inc.
  Term Loan B
  7.80-7.83%, 12/07/09                                         (d)                B1                     168,286             170,495
------------------------------------------------------------------------------------------------------------------------------------
Jean Coutu Group Inc. (The)
  Term Loan B
  7.19%, 07/30/11                                              (d)                B2                   1,016,336           1,026,216
------------------------------------------------------------------------------------------------------------------------------------
MAPCO Express, Inc.
  Term Loan
  7.69-9.50%, 04/28/11                                         (d)                B2                     198,500             201,477
------------------------------------------------------------------------------------------------------------------------------------
NBTY Inc.
  Term Loan C
  6.81%, 06/30/09                                              (d)               Ba2                       9,342               9,412
------------------------------------------------------------------------------------------------------------------------------------

                             AIM FLOATING RATE FUND

                                                                               MOODY'S                  PRINCIPAL
                                                                               RATING    (a)             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------

DRUG RETAIL - (CONTINUED)
Pantry, Inc. (The)
  Term Loan
  6.58%, 01/02/12                                              (d)               Ba3                 $   119,700         $   121,047
====================================================================================================================================
                                                                                                                           1,771,247
====================================================================================================================================

ELECTRIC UTILITIES - 1.54%
AES Corp.
  Term Loan
  5.69-6.75%, 04/30/08                                         (d)               Ba2                     315,000             318,465
------------------------------------------------------------------------------------------------------------------------------------
Allegheny Energy, Inc.
  Term Loan C
  6.10-6.36%, 03/08/11                                         (d)               Ba2                     519,664             521,830
------------------------------------------------------------------------------------------------------------------------------------
Calpine Corp.
  DIP First Priority Lien Term Loan
  7.23%, 12/24/07                                              (d)               Ba3                      27,903              28,339
------------------------------------------------------------------------------------------------------------------------------------
  DIP Second Priority Lien Term Loan
  8.98%, 12/24/07                                              (d)               Ba3                     148,864             152,771
------------------------------------------------------------------------------------------------------------------------------------
  Revolver Loan
  0.00%, 12/24/07                                              (d)(e)            Ba3                     150,772             148,888
------------------------------------------------------------------------------------------------------------------------------------
Cogentrix Energy, Inc.
  Term Loan
  6.75%, 04/14/12                                              (d)               Ba2                     103,034             104,000
------------------------------------------------------------------------------------------------------------------------------------
Midwest Generation, LLC
  Term Loan B
  6.28-6.50%, 05/15/11                                         (d)               Ba3                     384,771             388,619
------------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc.
  Syn LOC
  6.98%, 02/01/13                                              (d)               Ba2                      92,201              93,209
------------------------------------------------------------------------------------------------------------------------------------
  Term Loan B
  6.82%, 02/01/13                                              (d)               Ba2                     881,110             891,756
------------------------------------------------------------------------------------------------------------------------------------
NSG Holdings II
  Term Loan
  7.83-7.98%, 12/13/11                                         (d)                B1                     274,361             277,447
------------------------------------------------------------------------------------------------------------------------------------
Primary Energy Finance LLC
  Term Loan C
  6.98%, 08/24/12                                              (d)               Ba2                     145,933             147,028
====================================================================================================================================
                                                                                                                           3,072,352
====================================================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT - 0.82%
Cellnet Technology, Inc.
  Term Loan B
  7.98%, 04/26/12                                              (d)                B2                     426,775             432,643
------------------------------------------------------------------------------------------------------------------------------------
VeriFone, Inc.
  Term Loan B
  6.42%, 06/30/11                                              (d)                B1                   1,204,486           1,216,531
====================================================================================================================================
                                                                                                                           1,649,174
====================================================================================================================================

ELECTRONIC MANUFACTURING SERVICES - 0.12%
Revere Industries LLC
  Term Loan
  7.98%, 12/14/10                                              (d)                B2                     249,390             250,013
====================================================================================================================================

                             AIM FLOATING RATE FUND

                                                                               MOODY'S                  PRINCIPAL
                                                                               RATING    (a)             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------

ENVIRONMENTAL & FACILITIES SERVICES - 1.50%
Allied Waste Industries, Inc.
  Loan C
  4.17%, 01/15/12                                              (d)                B1                 $   401,351         $   402,856
------------------------------------------------------------------------------------------------------------------------------------
  Term Loan
  6.62-6.97%, 01/15/12                                         (d)                B1                   1,033,758           1,037,850
------------------------------------------------------------------------------------------------------------------------------------
Covanta Holding Corp.
  First Term Loan B
  7.82-7.96%, 06/24/12                                         (d)                B1                     166,777             169,070
------------------------------------------------------------------------------------------------------------------------------------
  Loan C
  4.96%, 06/24/12                                              (d)                B1                     658,810             668,692
------------------------------------------------------------------------------------------------------------------------------------
EnviroSolutions Holdings Inc.
  Term Loan
  8.07-8.39%, 07/07/12                                         (d)                B2                      31,273              31,664
------------------------------------------------------------------------------------------------------------------------------------
Safety-Kleen Corp.
  Term Loan
  0.00%, 12/24/08                                              (d) (g) (h)        --                     697,555             697,555
====================================================================================================================================
                                                                                                                           3,007,687
====================================================================================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS - 0.12%
Coffeyville Resources, LLC
  Second Lien Term Loan
  11.75%, 06/24/13                                             (d)                B3                     105,000             108,084
------------------------------------------------------------------------------------------------------------------------------------
  Syn LOC
  4.90%, 07/08/11                                              (d)                B1                      55,034              55,705
------------------------------------------------------------------------------------------------------------------------------------
  Term Loan B
  7.50-9.25%, 07/08/12                                         (d)                B1                      82,139              83,141
====================================================================================================================================
                                                                                                                             246,930
====================================================================================================================================

FOOD DISTRIBUTORS - 1.26%
Wm. Bolthouse Farms, Inc.
  Term Loan
  7.37%, 12/17/12                                              (d)                B2                     160,000             162,400
------------------------------------------------------------------------------------------------------------------------------------
Carrols Corp.
  Six Year Term Loan
  7.38%, 12/31/10                                              (d)                Bl                     230,398             233,638
------------------------------------------------------------------------------------------------------------------------------------
Leiner Health Products Group, Inc.
  Term Loan B
  8.48-8.61%, 05/27/11                                         (d)                B2                     540,375             546,792
------------------------------------------------------------------------------------------------------------------------------------
Nash Finch Co.
  Term Loan
  7.06%, 11/12/10                                              (d)                B1                     500,000             503,125
------------------------------------------------------------------------------------------------------------------------------------
OSI Group LLC
  Dutch Term Loan
  6.83-6.98%, 09/02/11                                         (d)               Ba3                     135,164             136,684
------------------------------------------------------------------------------------------------------------------------------------
  German Term Loan
  6.83-6.98%, 09/02/11                                         (d)               Ba3                     108,131             109,348
------------------------------------------------------------------------------------------------------------------------------------
  U.S. Term Loan
  6.83-6.98%, 09/02/11                                         (d)               Ba3                     243,295             246,032
------------------------------------------------------------------------------------------------------------------------------------
Pinnacle Foods Group, Inc. (Aurora Foods)
  Term Loan
  7.78-8.20%, 11/25/10                                         (d)                B1                     572,211             580,651
====================================================================================================================================
                                                                                                                           2,518,670
====================================================================================================================================

                             AIM FLOATING RATE FUND

                                                                               MOODY'S                  PRINCIPAL
                                                                               RATING    (a)             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------

FOOD RETAIL - 0.86%
Arby's, LLC
  Term Loan B
  6.92-7.23%, 07/25/12                                         (d)                B1                 $   754,300         $   762,786
------------------------------------------------------------------------------------------------------------------------------------
Burger King Corp.
  Term Loan B1
  6.50%, 06/30/12                                              (d)               Ba2                     476,402             479,082
------------------------------------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc.
  Term Loan B
  6.83%, 06/28/12                                              (d)                B1                      13,885              13,943
------------------------------------------------------------------------------------------------------------------------------------
  Term Loan C
  6.83%, 06/28/12                                              (d)                B1                     295,415             298,123
------------------------------------------------------------------------------------------------------------------------------------
Roundy's Supermarkets, Inc.
  Term Loan
  7.72-7.87%, 11/03/11                                         (d)                B2                     163,590             165,635
====================================================================================================================================
                                                                                                                           1,719,569
====================================================================================================================================

FOREST PRODUCTS - 1.67%
Boise Cascade, LLC
  Term Loan D
  6.59-6.75%, 10/28/11                                         (d)               Ba3                     528,299             534,843
------------------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp.
  Term Loan B
  6.88-6.98%, 12/24/12                                         (d)               Ba2                     812,250             817,644
------------------------------------------------------------------------------------------------------------------------------------
  Term Loan C
  7.70-7.92%, 01/30/14                                         (d)               Ba2                     591,429             603,996
------------------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.
  Term Loan C
  6.72-7.19%, 08/08/10                                         (d)                B1                   1,219,150           1,237,247
------------------------------------------------------------------------------------------------------------------------------------
Roseburg Forest Products Co.
  Term Loan B
  6.48%, 02/24/10                                              (d)               Ba3                     156,629             157,020
====================================================================================================================================
                                                                                                                           3,350,750
====================================================================================================================================

HEALTH CARE DISTRIBUTORS - 0.78%
Team Health, Inc.
  Term Loan B
  7.27%, 11/23/12                                              (d)                B2                      91,770              92,487
------------------------------------------------------------------------------------------------------------------------------------
VWR International Inc.
  Term Loan B
  7.12%, 04/07/11                                              (d)                B2                     629,931             638,003
------------------------------------------------------------------------------------------------------------------------------------
Warner Chilcott PLC
  Dovobet Delayed Loan
  7.44%, 01/18/12                                              (d)                B2                      26,683              26,903
------------------------------------------------------------------------------------------------------------------------------------
  Dovonex Delayed Loan
  7.44-7.86%, 01/18/12                                         (d)                B2                     133,415             134,516
------------------------------------------------------------------------------------------------------------------------------------
  Term Loan B
  7.44-7.86%, 01/18/12                                         (d)                B2                     416,340             419,760
------------------------------------------------------------------------------------------------------------------------------------
  Term Loan C
  7.73-7.86%, 01/18/12                                         (d)                B2                     167,765             169,143
------------------------------------------------------------------------------------------------------------------------------------
  Term Loan D
  7.73-7.86%, 01/18/12                                         (d)                B2                      77,503              78,139
====================================================================================================================================
                                                                                                                           1,558,951
====================================================================================================================================

                             AIM FLOATING RATE FUND

                                                                               MOODY'S                  PRINCIPAL
                                                                               RATING    (a)             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT - 0.26%
CONMED Corp.
  Term Loan C
  6.95%, 12/15/09                                              (d)               Ba3                 $   263,005         $   263,991
------------------------------------------------------------------------------------------------------------------------------------
Sunrise Medical Inc.
  Term Loan B1
  8.00-8.13%, 05/13/10                                         (d)                B1                     260,208             260,208
====================================================================================================================================
                                                                                                                             524,199
====================================================================================================================================

HEALTH CARE FACILITIES - 4.32%
Community Health Systems, Inc.
  Term Loan
  6.56%, 08/19/11                                              (d)               Ba3                   2,818,256           2,853,485
------------------------------------------------------------------------------------------------------------------------------------
DaVita Inc.
  Term Loan B
  6.53-7.11%, 10/05/12                                         (d)                B1                   1,662,804           1,683,243
------------------------------------------------------------------------------------------------------------------------------------
IASIS Healthcare Corp.
  Term Loan B
  6.79-7.23%, 06/22/11                                         (d)                B1                   1,712,743           1,734,867
------------------------------------------------------------------------------------------------------------------------------------
LifePoint Hospitals, Inc.
  Term Loan B
  6.19%, 04/15/12                                              (d)               Ba3                   1,619,681           1,628,229
------------------------------------------------------------------------------------------------------------------------------------
National MENTOR, Inc.
  Term Loan B
  7.20-9.25%, 09/30/11                                         (d)               Ba3                     750,270             752,146
====================================================================================================================================
                                                                                                                           8,651,970
====================================================================================================================================

HEALTH CARE SERVICES - 1.95%
Genoa Healthcare LLC
  Second Lien Term Loan
  12.56%, 02/10/13                                             (d)               Caa1                    132,000             132,660
------------------------------------------------------------------------------------------------------------------------------------
  Term Loan B
  8.06-10.00%, 08/10/12                                        (d)                B2                      93,822              94,701
------------------------------------------------------------------------------------------------------------------------------------
Gentiva Health Services, Inc.
  Term Loan
  6.89%, 03/31/13                                              (d)               Ba3                     106,867             108,024
------------------------------------------------------------------------------------------------------------------------------------
Harlan Sprague Dawley, Inc.
  Term Loan
  7.05-9.25%, 12/19/11                                         (d)                B2                      79,800              80,698
------------------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp.
  Term Loan B
  8.15%, 03/10/13                                              (d)                --                   2,000,000           2,014,584
------------------------------------------------------------------------------------------------------------------------------------
MedCath Corp.
  Term Loan
  7.10-9.00%, 06/30/11                                         (d)                B2                     322,000             323,208
------------------------------------------------------------------------------------------------------------------------------------
Radiation Therapy Services, Inc.
  Term Loan B
  6.98-8.25%, 12/16/12                                         (d)                B1                      63,840              64,000
------------------------------------------------------------------------------------------------------------------------------------
Skilled Healthcare LLC
  Term Loan
  7.68-7.78%, 06/15/12                                         (d)                B1                     372,188             374,979
------------------------------------------------------------------------------------------------------------------------------------

                             AIM FLOATING RATE FUND

                                                                               MOODY'S                  PRINCIPAL
                                                                               RATING    (a)             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE SERVICES - (CONTINUED)
US Oncology, Inc.
  Term Loan B
  6.91-7.02%, 08/20/11                                         (d)                B1                    $699,417            $707,285
====================================================================================================================================
                                                                                                                           3,900,139
====================================================================================================================================

HEALTH CARE SUPPLIES - 0.64%
Accellent Corp.
  Term Loan
  6.80%, 11/22/12                                              (d)                B2                   1,274,087           1,283,643
====================================================================================================================================

HOMEBUILDING - 0.37%
Headwaters, Inc.
  Fist Lien Term Loan B1
  6.86%, 04/30/11                                              (d)                B1                     735,461             740,670
====================================================================================================================================

HOMEFURNISHING RETAIL - 3.04%
Sears Canada Inc.
  Term Loan B
  6.71%, 12/22/12                                              (d)               Ba1                   6,000,000           6,075,000
====================================================================================================================================

HOTELS, RESORTS & CRUISE LINES - 0.17%
Hilton Hotels Corp.
  Term Loan B
  6.15-6.20%, 02/22/13                                         (d)               Ba2                     333,900             335,291
====================================================================================================================================

HOUSEHOLD APPLIANCES - 0.45%
Goodman Global Holdings, Inc.
  Term Loan C
  6.63%, 12/23/11                                              (d)                B1                     887,143             893,242
====================================================================================================================================

HOUSEHOLD PRODUCTS - 3.55%
Amscan Holdings, Inc.
  Term Loan B
  7.77%, 12/23/12                                              (d)                B1                      80,000              79,667
------------------------------------------------------------------------------------------------------------------------------------
Central Garden & Pet Co.
  Term Loan
  6.17-6.20%, 09/30/12                                         (d)               Ba2                     120,633             121,437
------------------------------------------------------------------------------------------------------------------------------------
Jarden Corp.
  Term Loan
  6.99-8.75%, 01/24/12                                         (d)                B1                     997,100           1,006,892
------------------------------------------------------------------------------------------------------------------------------------
  Term Loan B2
  6.74-8.50%, 01/24/12                                         (d)                B1                     354,987             358,373
------------------------------------------------------------------------------------------------------------------------------------
Prestige Brands International, Inc.
  Term Loan B
  7.23-9.00%, 04/06/11                                         (d)                B1                   1,023,710           1,035,227
------------------------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc.
  Term Loan
  6.41-6.67%, 06/30/10                                         (d)               Ba2                   1,331,262           1,343,909
------------------------------------------------------------------------------------------------------------------------------------
Spectrum Brands, Inc.
  Term Loan
  7.03-7.61%, 02/06/12                                         (d)                B1                   3,120,573           3,155,679
====================================================================================================================================
                                                                                                                           7,101,184
====================================================================================================================================

                             AIM FLOATING RATE FUND

                                                                               MOODY'S                  PRINCIPAL
                                                                               RATING    (a)             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------

HUMAN RESOURCE & EMPLOYMENT SERVICES - 0.08%
AMN Healthcare Services, Inc.
  Term Loan B
  6.73%, 11/02/11                                              (d)               Ba2                 $   160,000         $   161,600
====================================================================================================================================

INDUSTRIAL CONGLOMERATES - 3.49%
Aearo Corp.
  First Lien Term Loan
  7.45%, 03/25/13                                              (d)                --                     127,467             129,458
------------------------------------------------------------------------------------------------------------------------------------
  Second Lien Term Loan
  11.45%, 09/24/13                                             (d)                --                      77,333              78,928
------------------------------------------------------------------------------------------------------------------------------------
AMSTED Industries Inc.
  Term Loan B1
  7.13-7.34%, 10/15/10                                         (d)                B1                     141,603             143,432
------------------------------------------------------------------------------------------------------------------------------------
Blount International Inc.
  Term Loan B
  6.28%, 08/09/10                                              (d)               Ba3                     466,775             470,276
------------------------------------------------------------------------------------------------------------------------------------
Bway Corp.
  Term Loan B
  6.81%, 06/30/11                                              (d)                B1                     955,067             965,513
------------------------------------------------------------------------------------------------------------------------------------
Covalence Specialty Materials Corp.
  First Lien Term Loan B
  6.56%, 02/16/13                                              (d)               Ba3                      63,143              63,932
------------------------------------------------------------------------------------------------------------------------------------
  Second Lien Term Loan
  8.06%, 08/16/13                                              (d)                B2                      60,000              61,444
------------------------------------------------------------------------------------------------------------------------------------
Dresser Inc.
  Term Loan C
  7.33%, 04/10/09                                              (d)               Ba3                     141,700             143,826
------------------------------------------------------------------------------------------------------------------------------------
Dresser-Rand, Inc.
  Term Loan B1
  6.78-7.11%, 10/29/11                                         (d)                B1                     105,611             107,295
------------------------------------------------------------------------------------------------------------------------------------
Flowserve Corp.
  Term Loan B
  6.50-6.75%, 08/10/12                                         (d)               Ba3                     946,073             958,196
------------------------------------------------------------------------------------------------------------------------------------
Invensys PLC (United Kingdom)
  Bonding Cash Collateral
  7.84%, 03/05/09                                              (d)               Ba3                   1,090,790           1,098,971
------------------------------------------------------------------------------------------------------------------------------------
Mueller Group, Inc. (The)
  Term Loan B
  6.92-7.36%, 10/03/12                                         (d)                B2                     163,180             165,220
------------------------------------------------------------------------------------------------------------------------------------
Norcross Safety Products LLC
  Term Loan
  6.82-8.75%, 07/02/12                                         (d)                B1                     604,128             606,393
------------------------------------------------------------------------------------------------------------------------------------
Polypore International, Inc.
  Term Loan
  7.98%, 11/12/11                                              (d)                B2                     222,525             224,287
------------------------------------------------------------------------------------------------------------------------------------
TriMas Corp.
  Term Loan B
  8.38%, 12/31/09                                              (d)                B2                   1,225,060           1,234,248
------------------------------------------------------------------------------------------------------------------------------------
Unifrax Corp.
  Add Term Loan
  7.13%, 03/29/12                                              (d)                B1                     531,209             536,521
====================================================================================================================================
                                                                                                                           6,987,940
====================================================================================================================================

                             AIM FLOATING RATE FUND

                                                                               MOODY'S                  PRINCIPAL
                                                                               RATING    (a)             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------

INDUSTRIAL MACHINERY - 1.63% CLFX Corp.
  Term Loan B
  7.00%, 12/19/11                                              (d)               Ba3                 $   516,790         $   522,604
------------------------------------------------------------------------------------------------------------------------------------
EnerSys Capital Inc.
  Term Loan
  6.67-7.03%, 03/17/11                                         (d)               Ba3                     466,865             472,117
------------------------------------------------------------------------------------------------------------------------------------
Gleason Corp.
  Term Loan B
  7.20-7.32%,07/27/11                                          (d)                B1                     383,139             386,970
------------------------------------------------------------------------------------------------------------------------------------
Pro Mach, Inc.
  Term Loan
  7.33%, 12/14/11                                              (d)                B1                     493,750             498,687
------------------------------------------------------------------------------------------------------------------------------------
Rexnord Corp.
  Term Loan
  6.85-8.75%, 12/31/11                                         (d)                B1                     880,793             889,234
------------------------------------------------------------------------------------------------------------------------------------
Roller Bearing Co. of America, Inc.
  Term Loan B
  7.39%, 07/01/11                                              (d)                B1                     271,133             272,489
------------------------------------------------------------------------------------------------------------------------------------
Synventive Molding Solutions
  Term Loan
  8.73%, 07/30/12                                              (d)                B2                     215,583             215,044
====================================================================================================================================
                                                                                                                           3,257,145
====================================================================================================================================

INSURANCE BROKERS - 0.25%
ARG Holdings, Inc.
  First Lien Term Loan
  7.88%, 11/30/11                                              (d)                B2                      77,805              78,486
------------------------------------------------------------------------------------------------------------------------------------
  Second Lien Term Loan
  12.13%, 11/30/12                                             (d)                B2                      31,000              31,465
------------------------------------------------------------------------------------------------------------------------------------
Swett & Crawford Group, Inc. (The)
  First Lien Term Loan
  7.35%, 11/16/11                                              (d)                B1                     378,900             381,742
====================================================================================================================================
                                                                                                                             491,693
====================================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES - 2.68%
Cincinnati Bell Telephone Co. LLC
  Term Loan
  6.14-6.42%, 08/31/12                                         (d)               Ba3                   1,174,100           1,182,172
------------------------------------------------------------------------------------------------------------------------------------
Country Road Communications, Inc.
  First Lien Term Loan
  8.48%, 07/15/12                                              (d)                B2                     841,071             845,277
------------------------------------------------------------------------------------------------------------------------------------
  Second Lien Term Loan
  12.55%, 07/15/13                                             (d)                B2                     571,429             578,571
------------------------------------------------------------------------------------------------------------------------------------
D&E Communications, Inc.
  Term Loan B
  6.80-8.75%, 12/31/11                                         (d)               Ba3                     830,696             835,888
------------------------------------------------------------------------------------------------------------------------------------
Iowa Telecommunications Services, Inc.
  Term Loan B
  6.40-6.73%, 11/23/11                                         (d)               Ba3                     850,000             859,386
------------------------------------------------------------------------------------------------------------------------------------
Madison River Communications
  Term Loan B-1
  6.80%, 07/29/12                                              (d)                B1                     340,000             343,931
------------------------------------------------------------------------------------------------------------------------------------

                             AIM FLOATING RATE FUND

                                                                               MOODY'S                  PRINCIPAL
                                                                               RATING    (a)             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------

INTEGRATED TELECOMMUNICATION SERVICES - (CONTINUED)
Syniverse Technologies, Inc.
  Term Loan B
  6.73%, 02/15/12                                              (d)               Ba3                 $   706,602         $   715,435
====================================================================================================================================
                                                                                                                           5,360,660
====================================================================================================================================

INTERNET SOFTWARE & SERVICES - 0.35%
Language Line LLC
  Term Loan B
  8.88%, 06/10/11                                              (d)                B2                     693,332             696,626
====================================================================================================================================

IT CONSULTING & OTHER SERVICES - 0.92%
SunGard Data Systems Inc.
  U.S. Term Loan
  7.22%, 02/11/13                                              (d)                B1                   1,819,583           1,843,303
====================================================================================================================================

LEISURE FACILITIES - 4.85%
24 Hour Fitness Worldwide Inc.
  Term Loan B
  7.54-7.70%, 06/08/12                                         (d)                B2                   1,300,000           1,316,250
------------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment Inc.
  Term Loan B
  6.94%, 01/26/13                                              (d)               Ba3                   2,117,047           2,140,534
------------------------------------------------------------------------------------------------------------------------------------
AMF Bowling Worldwide, Inc.
  Revolving Loan
  0.00%, 02/27/09                                              (d)(e)             B2                     500,000             485,000
------------------------------------------------------------------------------------------------------------------------------------
  Term Loan B
  7.47-7.96%, 08/27/09                                         (d)                B2                     388,337             391,249
------------------------------------------------------------------------------------------------------------------------------------
Greektown Casino LLC
  Term Loan B
  7.07%, 12/03/12                                              (d)                B1                     150,000             152,062
------------------------------------------------------------------------------------------------------------------------------------
Metro-Goldwyn-Mayer, Inc.
  Term Loan B
  7.23%, 04/08/12                                              (d)               Ba3                   2,581,873           2,612,533
------------------------------------------------------------------------------------------------------------------------------------
Regal Cinemas, Inc.
  Term Loan
  6.73%, 11/10/10                                              (d)               Ba2                   1,890,955           1,907,501
------------------------------------------------------------------------------------------------------------------------------------
Universal City Development Partners
  Term Loan B
  6.60-6.98%, 06/09/11                                         (d)               Ba3                     246,875             249,858
------------------------------------------------------------------------------------------------------------------------------------
Wallace Theater Corp.
  First Lien Term Loan
  8.23%, 08/09/09                                              (d)                B2                     449,762             453,136
====================================================================================================================================
                                                                                                                           9,708,123
====================================================================================================================================

LEISURE PRODUCTS - 0.50%
Cinemark USA, Inc.
  Term Loan C
  6.28% 03/31/11                                               (d)               Ba3                     365,663             370,142
------------------------------------------------------------------------------------------------------------------------------------
Deluxe Entertainment Services
  First Lien Term Loan B
  8.73%, 01/28/11                                              (d)                B1                     132,600             134,368
------------------------------------------------------------------------------------------------------------------------------------
  First Lien Term Loan C
  8.73%, 01/28/11                                              (d)                B1                      24,025              24,565
------------------------------------------------------------------------------------------------------------------------------------

                             AIM FLOATING RATE FUND

                                                                               MOODY'S                  PRINCIPAL
                                                                               RATING    (a)             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------

LEISURE PRODUCTS - (CONTINUED)
HIT Entertainment Ltd.
  Term Loan
  7.17%, 03/20/12                                              (d)                B1                 $   476,963         $   479,824
====================================================================================================================================
                                                                                                                           1,008,899
====================================================================================================================================

MARINE - 0.61%
Horizon Lines LLC
  Term Loan C
  7.17%, 07/07/11                                              (d)                B2                     736,875             745,472
------------------------------------------------------------------------------------------------------------------------------------
US Shipping LLC
  Term Loan
  6.98%, 04/30/10                                              (d)               Ba3                     479,307             483,501
====================================================================================================================================
                                                                                                                           1,228,973
====================================================================================================================================

MARINE PORTS & SERVICES - 0.13%
FleetCor Technologies
  Term Loan B
  8.13-8.42%, 06/30/11                                         (d)                B2                     266,256             264,924
====================================================================================================================================

METAL & GLASS CONTAINERS - 2.62%
Berry Plastics Corp.
  Term Loan
  6.84%, 09/30/11                                              (d)                B1                   2,183,482           2,213,051
------------------------------------------------------------------------------------------------------------------------------------
Graham Packaging Co., L.P.
  Second Lien Term Loan
  9.25%, 04/07/12                                              (d)                B3                   1,500,000           1,531,875
------------------------------------------------------------------------------------------------------------------------------------
  Term Loan B
  6.81-7.25%, 10/07/11                                         (d)                B2                   1,480,013           1,498,513
====================================================================================================================================
                                                                                                                           5,243,439
====================================================================================================================================

MOVIES & ENTERTAINMENT - 1.76%
LodgeNet Entertainment Corp.
  Term Loan
  7.08%, 08/29/08                                              (d)               Ba3                     424,000             428,593
------------------------------------------------------------------------------------------------------------------------------------
NEP Supershooters
  Term Loan A
  8.69-8.98%, 02/03/11                                         (d)                B1                      92,427              93,698
------------------------------------------------------------------------------------------------------------------------------------
  Term Loan B
  8.48%, 02/03/11                                              (d)                B1                      38,125              38,649
------------------------------------------------------------------------------------------------------------------------------------
Rainbow National Services LLC
  Term Loan B
  7.56%, 03/31/12                                              (d)               Ba3                     990,000           1,000,932
------------------------------------------------------------------------------------------------------------------------------------
Warner Music Group
  Term Loan
  6.37-6.81%, 02/28/11                                         (d)               Ba2                   1,938,761           1,962,390
====================================================================================================================================
                                                                                                                           3,524,262
====================================================================================================================================

                             AIM FLOATING RATE FUND

                                                                               MOODY'S                  PRINCIPAL
                                                                               RATING    (a)             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------

OFFICE SERVICES & SUPPLIES - 1.28%
Buhrmann N.V.
  Term Loan D-1
  6.44-6.67%, 12/23/10                                         (d)               Ba3                  $1,538,434          $1,556,703
------------------------------------------------------------------------------------------------------------------------------------
Global Imaging Systems, Inc.
  Add Term Loan
  6.07-6.46%, 05/10/10                                         (d)               Ba2                     532,303             534,964
------------------------------------------------------------------------------------------------------------------------------------
Knoll, Inc.
  Term Loan
  6.73%, 10/03/12                                              (d)               Ba3                     472,583             478,639
====================================================================================================================================
                                                                                                                           2,570,306
====================================================================================================================================

OIL & GAS - 0.11% MarkWest Energy Partners, L.P.
  7.01%, 12/29/10                                              (d)                B1                     213,687             215,824
====================================================================================================================================

OIL & GAS EQUIPMENT & SERVICES - 2.28%
EPCO Holdings Inc.
  Term Loan C
  6.35-6.83%, 08/18/10                                         (d)               Ba3                     744,480             753,205
------------------------------------------------------------------------------------------------------------------------------------
Key Energy Services, Inc.
  Loan C
  4.54%, 07/29/10                                              (d)                --                     250,000             253,333
------------------------------------------------------------------------------------------------------------------------------------
  Term Loan B
  7.52-7.78%, 06/30/12                                         (d)                --                     588,525             596,372
------------------------------------------------------------------------------------------------------------------------------------
Petroleum Geo-Services A.S.A
  Term Loan
  7.48%, 12/31/12                                              (d)               Ba3                     778,050             786,803
------------------------------------------------------------------------------------------------------------------------------------
SemCrude L.P.
  Canada Term Loan
  7.48%, 03/16/11                                              (d)               Ba3                     431,792             431,792
------------------------------------------------------------------------------------------------------------------------------------
  U.S. Term Loan
  7.33-8.75%, 03/16/11                                         (d)               Ba3                     182,546             182,546
------------------------------------------------------------------------------------------------------------------------------------
Targa Resources, Inc.
  Bridge Term Loan
  6.83%, 10/31/07                                              (d)               Ba3                     286,475             287,191
------------------------------------------------------------------------------------------------------------------------------------
  Syn LOC
  4.85%, 10/31/12                                              (d)               Ba3                     115,851             117,444
------------------------------------------------------------------------------------------------------------------------------------
  Term Loan
  6.92-7.23%, 10/31/12                                         (d)               Ba3                     459,746             466,068
------------------------------------------------------------------------------------------------------------------------------------
Texstar Operating L.P.
  Term Loan
  8.29%, 12/06/11                                              (d)                B2                      85,806              86,021
------------------------------------------------------------------------------------------------------------------------------------
Universal Compression
  Term Loan B
  6.48%, 02/15/12                                              (d)               Ba2                     589,762             594,922
====================================================================================================================================
                                                                                                                           4,555,697
====================================================================================================================================

OIL & GAS REFINING & MARKETING - 0.88%
CITGO Petroleum Corp.
  Term Loan
  6.22%, 11/15/12                                              (d)               Ba1                     623,438             626,555
------------------------------------------------------------------------------------------------------------------------------------

                             AIM FLOATING RATE FUND

                                                                               MOODY'S                  PRINCIPAL
                                                                               RATING    (a)             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------

OIL & GAS REFINING & MARKETING - (CONTINUED)
LB Pacific, LP
  Term Loan B
  7.71-7.73%, 03/03/12                                         (d)                B1                 $   297,000         $   300,712
------------------------------------------------------------------------------------------------------------------------------------
Williams Production RMT Co.
  Term Loan C
  7.01%, 05/30/08                                              (d)               Ba3                     826,721             836,538
====================================================================================================================================
                                                                                                                           1,763,805
====================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES - 1.14%
Ameritrade Holdings Corp.
  Term Loan B
  6.32%, 12/31/12                                              (d)               Ba1                   1,014,000           1,019,514
------------------------------------------------------------------------------------------------------------------------------------
Conseco, Inc.
  Term Loan
  6.50%, 06/22/10                                              (d)               Ba3                     969,901             977,580
------------------------------------------------------------------------------------------------------------------------------------
Lionbridge Technologies, Inc.
  Term Loan B
  8.48%, 09/01/11                                              (d)                B1                     143,016             143,731
------------------------------------------------------------------------------------------------------------------------------------
SSA Global Technologies, Inc.
  Term Loan
  6.97%, 09/22/11                                              (d)                B2                     146,265             147,362
====================================================================================================================================
                                                                                                                           2,288,187
====================================================================================================================================

PACKAGED FOODS & MEATS - 1.39%
Birds Eye Foods Inc.
  Term Loan B
  7.75%, 06/30/08                                              (d)                B1                     458,257             463,985
------------------------------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc.
  Term Loan B
  5.94-8.25%, 04/18/12                                         (d)               Ba3                   1,583,218           1,586,046
------------------------------------------------------------------------------------------------------------------------------------
Michael Foods Inc.
  Term Loan B
  6.67-7.03%, 11/21/10                                         (d)                B1                     718,678             727,362
====================================================================================================================================
                                                                                                                           2,777,393
====================================================================================================================================

PAPER PACKAGING - 0.97%
Intertape Polymer Group Inc.
  Term Loan B
  6.80-7.14%, 07/28/11                                         (d)               Ba3                     492,500             498,656
------------------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc.
  Term Loan A1
  6.42%, 04/01/07                                              (d)                B1                      22,401              22,429
------------------------------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.
  Syn LOC
  4.02%, 11/01/10                                              (d)               Ba3                     122,308             123,883
------------------------------------------------------------------------------------------------------------------------------------
  Term Loan B
  6.94-7.13%, 11/01/11                                         (d)               Ba3                     873,669             884,918
------------------------------------------------------------------------------------------------------------------------------------
  Term Loan C
  6.94-7.13%, 11/01/11                                         (d)               Ba3                     301,753             305,637
------------------------------------------------------------------------------------------------------------------------------------
  Term Loan C-1
  6.94%, 11/01/11                                              (d)               Ba3                      96,700              97,945
====================================================================================================================================
                                                                                                                           1,933,468
====================================================================================================================================

                             AIM FLOATING RATE FUND

                                                                               MOODY'S                  PRINCIPAL
                                                                               RATING    (a)             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------

PAPER PRODUCTS - 0.16%
Xerium S.A. (Luxembourg)
  U.S. Term Loan
  7.23%, 05/18/12                                              (d)                B1                 $   322,813         $   322,409
====================================================================================================================================

PERSONAL PRODUCTS - 0.98%
American Safety Razor Co.
  Term Loan B
  7.56%, 02/28/12                                              (d)                B2                      89,093              90,207
------------------------------------------------------------------------------------------------------------------------------------
Burt's Bees Inc.
  First Lien Term Loan
  7.04-7.44%, 03/29/11                                         (d)                B2                     107,250             108,457
------------------------------------------------------------------------------------------------------------------------------------
Department 56, Inc.
  Term Loan
  8.33%, 09/01/11                                              (d)                B1                     175,500             175,061
------------------------------------------------------------------------------------------------------------------------------------
Hunter Fan Co.
  Term Loan
  6.94-7.17%, 03/24/12                                         (d)                B1                     620,500             617,398
------------------------------------------------------------------------------------------------------------------------------------
Weight Watchers International, Inc.
  Term Loan B
  6.68%, 03/31/10                                              (d)               Ba1                     273,700             273,243
------------------------------------------------------------------------------------------------------------------------------------
  Term Loan C
  6.10%, 03/31/10                                              (d)               Ba1                     689,500             699,356
====================================================================================================================================
                                                                                                                           1,963,722
====================================================================================================================================

PUBLISHING  - 3.60%
American Media, Inc.
  Term Loan B
  7.63%, 01/30/13                                              (d)                B1                   1,029,412           1,041,507
------------------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC
  Term Loan B
  6.36-6.73%, 05/08/09                                         (d)               Ba2                     546,359             550,581
------------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC
  Term Loan B
  6.36-6.73%, 03/09/10                                         (d)               Ba2                   1,216,767           1,226,146
------------------------------------------------------------------------------------------------------------------------------------
Endurance Business Media, Inc.
  Term Loan B
  7.03%, 03/08/12                                              (d)                B1                     270,782             272,813
------------------------------------------------------------------------------------------------------------------------------------
F+W Publications, Inc.
  Term Loan
  7.47%, 08/05/12                                              (d)                B2                     748,125             750,930
------------------------------------------------------------------------------------------------------------------------------------
RH Donnelley Corp.
  Term Loan D
  6.28-6.73%, 06/30/11                                         (d)               Ba3                   2,589,150           2,608,071
------------------------------------------------------------------------------------------------------------------------------------
Sun Media Corp. (Canada)
  Term Loan B
  6.67%, 02/07/09                                              (d)               Ba2                     645,978             654,053
------------------------------------------------------------------------------------------------------------------------------------
Thomson Media
  Term Loan B
  7.21%, 11/08/11                                              (d)                B1                      89,646              90,598
====================================================================================================================================
                                                                                                                           7,194,699
====================================================================================================================================

                             AIM FLOATING RATE FUND

                                                                               MOODY'S                  PRINCIPAL
                                                                               RATING    (a)             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------

RAILROADS - 0.76%
Helm Holding Corp.
  Term Loan B
  7.22%, 07/08/11                                              (d)                B2                 $   519,900         $   525,099
------------------------------------------------------------------------------------------------------------------------------------
Kansas City Southern Railroad
  Term Loan B1
  6.28-6.33%, 03/30/08                                         (d)               Ba3                     987,500             990,792
====================================================================================================================================
                                                                                                                           1,515,891
====================================================================================================================================

REAL ESTATE  - 0.95%
Apollo-Newkirk Holding
  Term Loan
  7.28%, 12/21/07                                              (d)               Ba3                   1,500,000           1,511,250
------------------------------------------------------------------------------------------------------------------------------------
Capital Automotive REIT
  Term Loan B
  6.34%, 12/16/10                                              (d)               Ba1                     310,000             313,044
------------------------------------------------------------------------------------------------------------------------------------
Newkirk Master Ltd. Partnership
  Term Loan
  6.38%, 08/11/08                                              (d)               Ba2                      35,855              36,124
------------------------------------------------------------------------------------------------------------------------------------
  Term Loan B
  6.38%, 08/11/08                                              (d)               Ba2                      41,518              41,829
====================================================================================================================================
                                                                                                                           1,902,247
====================================================================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT  - 0.63%
Kyle Acquisition Group, LLC
  Term Loan B
  6.81%, 07/20/08                                              (d)               Ba3                     195,000             196,706
------------------------------------------------------------------------------------------------------------------------------------
Lake Las Vegas Resort
  First Lien Term Loan
  7.39-7.57%, 02/01/10                                         (d)                B2                     130,283             130,469
------------------------------------------------------------------------------------------------------------------------------------
Lion Gables Realty LP
  Term Loan
  6.42%, 09/30/07                                              (d)               Ba2                     295,592             296,595
------------------------------------------------------------------------------------------------------------------------------------
Rhodes Homes
  First Lien Term Loan
  8.08%, 11/21/10                                              (d)               Ba3                      53,190              53,456
------------------------------------------------------------------------------------------------------------------------------------
Technical Olympic USA, Inc. (TOUSA)
  Term Loan
  7.75%, 08/01/08                                              (d)                B1                     346,448             349,913
------------------------------------------------------------------------------------------------------------------------------------
Yellowstone MT Club
  Term Loan
  7.20%, 09/30/10                                              (d)                B1                     240,933             241,536
====================================================================================================================================
                                                                                                                           1,268,675
====================================================================================================================================

SEMICONDUCTORS - 1.10% AMI Semiconductors, Inc.
  Term Loan
  6.33%, 03/30/12                                              (d)               Ba3                     975,156             979,626
------------------------------------------------------------------------------------------------------------------------------------
Avago Technologies, Inc.
  Term Loan B
  7.13%, 12/01/12                                              (d)                B1                      16,442              16,475
------------------------------------------------------------------------------------------------------------------------------------

                             AIM FLOATING RATE FUND

                                                                               MOODY'S                  PRINCIPAL
                                                                               RATING    (a)             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------

SEMICONDUCTORS - (CONTINUED)
Fairchild Semiconductor International, Inc.
  Term Loan B3
  6.63%, 12/31/10                                              (d)               Ba3                $  1,206,133        $  1,212,163
====================================================================================================================================
                                                                                                                           2,208,264
====================================================================================================================================

SOFT DRINKS - 0.40%
Constellation Brands, Inc.
  Term Loan B
  6.31-6.38%, 11/30/11                                         (d)               Ba2                     782,778             792,465
------------------------------------------------------------------------------------------------------------------------------------

SPECIALIZED CONSUMER SERVICES - 0.46%
Clarke American Checks, Inc.
  Term Loan B
  7.92%, 12/15/11                                              (d)                B1                     292,486             296,324
------------------------------------------------------------------------------------------------------------------------------------
LPL Holdings Inc.
  Term Loan B
  7.96-8.23%, 06/28/13                                         (d)                B2                     625,100             631,872
====================================================================================================================================
                                                                                                                             928,196
====================================================================================================================================

SPECIALIZED FINANCE - 0.18%
Clayton Holdings, Inc.
  Term Loan
  7.67%, 11/30/11                                              (d)                B1                     106,667             106,667
------------------------------------------------------------------------------------------------------------------------------------
NASDAQ Stock Market, Inc. (The)
  Six Year Term Loan
  6.19-6.56%, 12/08/11                                         (d)               Ba2                     256,500             258,210
====================================================================================================================================
                                                                                                                             364,877
====================================================================================================================================

SPECIALTY CHEMICALS - 5.79% Basell B.V.
  Term Loan B2
  7.31%, 08/01/13                                              (d)                --                     271,667             276,081
------------------------------------------------------------------------------------------------------------------------------------
  Term Loan B4
  7.31%, 08/01/13                                              (d)                --                      54,333              54,944
------------------------------------------------------------------------------------------------------------------------------------
  Term Loan C2
  7.67%, 08/01/14                                              (d)                --                     271,667             276,081
------------------------------------------------------------------------------------------------------------------------------------
  Term Loan C4
  7.67%, 08/01/14                                              (d)                --                      54,333              55,184
------------------------------------------------------------------------------------------------------------------------------------
Cognis Deutschland GmbH & Co. KG (Germany)
  Second Lien Term Loan
  9.31%, 11/15/13                                              (d)                B2                     320,000             326,533
------------------------------------------------------------------------------------------------------------------------------------
  Term Loan B
  7.42%, 03/30/12                                              (d)                B1                     307,018             308,744
------------------------------------------------------------------------------------------------------------------------------------
  Term Loan B4
  7.42%, 03/30/12                                              (d)                B1                     192,982             194,068
------------------------------------------------------------------------------------------------------------------------------------
  Term Loan C
  7.92%, 03/29/13                                              (d)                B1                     500,000             505,833
------------------------------------------------------------------------------------------------------------------------------------
Hexion Specialty Chemicals, Inc.
  Loan B3
  4.29%, 05/31/12                                              (d)                B1                      93,091              94,565
------------------------------------------------------------------------------------------------------------------------------------
  Term Loan B1
  7.50%, 05/31/12                                              (d)                B1                     388,049             394,193
------------------------------------------------------------------------------------------------------------------------------------
  Term Loan B2
  7.50%, 05/31/12                                              (d)                B1                     713,535             724,833
------------------------------------------------------------------------------------------------------------------------------------

                             AIM FLOATING RATE FUND

                                                                               MOODY'S                  PRINCIPAL
                                                                               RATING    (a)             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------

SPECIALTY CHEMICALS - (CONTINUED)
Huntsman ICI Chemicals LLC
  Term Loan B
  6.53%, 08/16/12                                              (d)               Ba3                 $ 4,277,834        $  4,303,236
------------------------------------------------------------------------------------------------------------------------------------
Ineos Group Ltd.
  Term Loan A4
  7.34%, 12/16/12                                              (d)               Ba3                     157,500             159,075
------------------------------------------------------------------------------------------------------------------------------------
  Term Loan B2
  7.34%, 12/16/13                                              (d)               Ba3                     224,438             227,664
------------------------------------------------------------------------------------------------------------------------------------
  Term Loan C2
  7.84%, 12/16/14                                              (d)               Ba3                     224,438             227,664
------------------------------------------------------------------------------------------------------------------------------------
KRATON Polymers LLC
  Term Loan
  7.00-7.50%, 12/23/10                                         (d)                B1                     436,655             442,659
------------------------------------------------------------------------------------------------------------------------------------
Mosaic Global Holdings Inc.
  Term Loan B
  6.13-6.50%, 02/21/12                                         (d)               Ba2                     772,200             778,764
------------------------------------------------------------------------------------------------------------------------------------
Nalco Co.
  Term Loan B
  6.44-6.60%, 11/04/10                                         (d)                B1                   1,401,916           1,415,935
------------------------------------------------------------------------------------------------------------------------------------
PQ Corp.
  Term Loan
  7.00%, 02/10/12                                              (d)                B1                     322,073             326,502
------------------------------------------------------------------------------------------------------------------------------------
Supresta Holdings LLC
  Term Loan
  8.21%, 07/20/11                                              (d)                B1                     491,250             489,407
====================================================================================================================================
                                                                                                                          11,581,965
====================================================================================================================================

SPECIALTY STORES - 0.25%
Eye Care Centers of America, Inc.
  Term Loan
  7.80-7.98%, 03/01/12                                         (d)                B2                     495,000             500,569
------------------------------------------------------------------------------------------------------------------------------------

TOBACCO - 0.51%
Alliance One International, Inc.
  Term Loan B
  8.48%, 05/13/10                                              (d)                B2                     667,260             673,933
------------------------------------------------------------------------------------------------------------------------------------
Commonwealth Brands, Inc.
  Term Loan
  7.00%, 12/22/12                                              (d)                B1                     341,969             346,329
====================================================================================================================================
                                                                                                                           1,020,262
====================================================================================================================================

TRUCKING - 0.11%
Transport Industries, LP
  Term Loan B
  7.19%, 09/30/11                                              (d)                B2                     213,963             216,637
====================================================================================================================================

WATER UTILITIES - 0.10%
Thermal North America, Inc.
  Term Loan
  6.38%, 10/12/13                                              (d)               Ba3                      40,000              40,200
------------------------------------------------------------------------------------------------------------------------------------
  Term Loan B
  6.73%, 10/12/13                                              (d)               Ba3                     149,393             150,140
====================================================================================================================================
                                                                                                                             190,340
====================================================================================================================================

                             AIM FLOATING RATE FUND

                                                                               MOODY'S                  PRINCIPAL
                                                                               RATING    (a)             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES - 1.93%
Cellular South Inc.
  Term Loan B
  6.39-8.25%, 05/04/11                                         (d)               Ba3                 $   117,900         $   119,374
------------------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp.
  Term Loan
  6.83-7.32%, 02/09/11                                         (d)                B1                   1,332,188           1,349,949
------------------------------------------------------------------------------------------------------------------------------------
FairPoint Communications, Inc.
  Term Loan B
  6.75%, 02/08/12                                              (d)                B1                   1,000,000           1,007,250
------------------------------------------------------------------------------------------------------------------------------------
Hawaiian Telcom, Inc.
  Term Loan B
  7.23%, 10/31/12                                              (d)                B1                     250,000             252,188
------------------------------------------------------------------------------------------------------------------------------------
IWL Communications, Inc. / CapRock Holdings, Inc.
  Term Loan B
  8.19%, 02/01/12                                              (d)                B2                      78,000              77,610
------------------------------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc.
  Term Loan D
  6.32%, 05/31/12                                              (d)               Ba1                     227,273             227,367
------------------------------------------------------------------------------------------------------------------------------------
Valor Telecommunications, LLC
  Term Loan B
  6.58-6.73%, 02/14/12                                         (d)               Ba3                     821,667             822,823
====================================================================================================================================
                                                                                                                           3,856,561
====================================================================================================================================

Total Senior Secured Floating Rate Interests (Cost $219,822,301)                                                         218,822,579
====================================================================================================================================

FLOATING RATE NOTES - 2.27%
BROADCASTING & CABLE TV - 1.02%
EchoStar Communications Corp.,
     Sr. Unsec. Floating Rate Global Notes,
     7.78%, 10/01/08                                           (d)(i)            Ba3                   2,000,000           2,050,000
====================================================================================================================================


INTEGRATED TELECOMMUNICATION SERVICES - 0.26%
Time Warner Telecom Inc.
     Sr. Sec. Second Priority Floating Rate Global Notes,
     8.75%, 02/15/11                                           (d)(i)             B2                     500,000             512,500
====================================================================================================================================

SPECIALTY STORES - 0.13%
Linens 'n Things, Inc.
  Sr. Sec. Floating Rate Notes,
  10.35%, 01/15/14
  (Acquired 02/14/06; Cost $260,000)                           (d)(i)(j)          B3                     260,000             261,950
====================================================================================================================================

WIRELESS TELECOMMUNICATION SERVICES - 0.86%
Rogers Wireless Communications Inc. (Canada),
     Sr. Sec. Floating Rate Global Notes,
     8.04%, 12/15/10                                           (d)(i)            Ba2                   1,000,000           1,032,500
------------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp.,
     Sr. Sec. Floating Rate Global Notes,
     9.41%, 03/15/10                                           (d)(i)             B2                     670,000             685,075
====================================================================================================================================
                                                                                                                           1,717,575
====================================================================================================================================

Total Floating Rate Notes (Cost $4,430,000)                                                                                4,542,025
====================================================================================================================================

                             AIM FLOATING RATE FUND

                                                                                                         SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------------------
DOMESTIC STOCKS - 0.75%
ENVIRONMENTAL & FACILITIES SERVICES - 0.75%
Safety-Kleen Corp.
     (Acquired 12/24/03; Cost $2,062,077)                      (d)(g)(h)(j)(k)                           102,803       $   1,453,634
------------------------------------------------------------------------------------------------------------------------------------
Safety-Kleen Corp.-Pfd.
     (Acquired 12/24/03; Cost $286,280)                        (d)(g)(h)(j)(k)                             1,751              43,775
====================================================================================================================================
                                                                                                                           1,497,409
====================================================================================================================================

Total Domestic Stocks (Cost $2,348,357)                                                                                    1,497,409
====================================================================================================================================

MONEY MARKET FUNDS-0.94%
Liquid Assets Portfolio-Institutional Class                    (l)                                       940,536             940,536
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                       (l)                                       940,536             940,536
====================================================================================================================================
Total Money Market Funds (Cost $1,881,072)                                                                                 1,881,072
====================================================================================================================================

TOTAL INVESTMENTS - 113.34% (Cost $228,481,730)                                                                          226,743,085
====================================================================================================================================
OTHER ASSETS LESS LIABILITIES - (13.34)%                                                                                (26,679,931)
====================================================================================================================================
NET ASSETS - 100.00%                                                                                                   $ 200,063,154
____________________________________________________________________________________________________________________________________
====================================================================================================================================

Abbreviations:

DIP      - Debtor-in-possession
Pfd.     - Preferred
Sec.     - Secured
Sr.      - Senior
Syn LOC  - Synthetic Letter of Credit
Unsec.   - Unsecured


                             AIM FLOATING RATE FUND

Notes to Schedule of Investments:


(a)  Ratings are assigned by Moody's Investors Service, Inc. ("Moody's").

(b) Senior secured corporate loans and senior secured debt securities are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund's portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate ("LIBOR"), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(c) Senior secured floating rate interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have an expected average life of three to five years.

(d) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at March 31, 2006 was $222,637,980, which represented 111.28% of the Fund's Net Assets. See
     Note 1A.

(e)  A portion of this holding is subject to unfunded loan commitments. See Note
     3.

(f) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at March 31, 2006 represented 1.11% of the Fund's Net Assets. See Note 1A.

(g) Security considered to be illiquid. The aggregate value of these securities considered illiquid at March 31, 2006 was $4,418,997, which represented 2.21% of the Fund's Net Assets.

(h)  Consists of more than one class of securities traded together as a unit.

(i) Interest rate is redetermined quarterly. Rate shown is the rate in effect on March 31, 2006.

(j) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at March 31, 2006 was $1,759,359, which represented 0.88% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(k)  Non-income producing security.

(l) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.


     See accompanying notes which are an integral part of this schedule.




                             AIM FLOATING RATE FUND
                                                                            F-26

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

          Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are presented at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transaction are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Other income, including amendment fees, commitment fees, letter of credit fees, etc., included in the Statement of Operations, are recorded as income when received by the Fund. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.


                             AIM FLOATING RATE FUND

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. SECURITIES PURCHASED ON A WHEN-ISSUED AND DELAYED DELIVERY BASIS -- The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

E. INTERMEDIATE PARTICIPANTS -- The Fund invests in Corporate Loans from U.S. or non-U.S. companies (the "Borrowers"). The investment of the Fund in a Corporate Loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders ("Lenders") or one of the participants in the syndicate ("Participant"), one or more of which administers the loan on behalf of all the Lenders (the "Agent Bank"), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund's rights against the Borrower but also for the receipt and processing of payments due to the Fund under the Corporate Loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as "Intermediate Participants".


NOTE 2--INVESTMENT IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2006.

                                                             CHANGE IN
                                PURCHASES     PROCEEDS       UNREALIZED                            REALIZED
                     VALUE         AT           FROM        APPRECIATION     VALUE      DIVIDEND     GAIN
FUND               12/31/05       COST          SALES      (DEPRECIATION)   03/31/06     INCOME     (LOSS)
------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional
Class            $1,362,076  $ 15,571,503   $(15,993,043)      $ --       $  940,536  $   6,769   $    --
------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional
Class             1,362,076    15,571,503    (15,993,043)        --          940,536      6,790        --
============================================================================================================
   TOTAL         $2,724,152  $ 31,143,006   $(31,986,086)      $ --       $1,881,072  $  13,559   $    --
============================================================================================================


                             AIM FLOATING RATE FUND

NOTE 3--UNFUNDED LOAN COMMITMENTS

As of March 31, 2006, the Fund had unfunded loan commitments of $2,918,019, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

BORROWER                                                                 UNFUNDED COMMITMENTS
----------------------------------------------------------------------------------------------
AMF Bowling Worldwide, Inc.                                                        $  485,000
----------------------------------------------------------------------------------------------
Calpine Corp.                                                                         148,887
----------------------------------------------------------------------------------------------
Eastman Kodak Co.                                                                     674,593
----------------------------------------------------------------------------------------------
Federal-Mogul Corp.                                                                    62,407
----------------------------------------------------------------------------------------------
Hertz Corp. (The)                                                                   1,316,428
----------------------------------------------------------------------------------------------
Yonkers Racing Corp.                                                                  230,704
==============================================================================================
                                                                                   $2,918,019
==============================================================================================

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2006 was $35,712,067 and $30,066,875, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

    UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                 $ 2,284,475
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                (3,873,355)
========================================================================================
Net unrealized appreciation (depreciation) of investment
securities                                                                 $(1,588,880)
========================================================================================
Cost of investments for tax purposes is $228,331,965.

                             AIM FLOATING RATE FUND

Item 2. Controls and Procedures.

      (a) As of March 21, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 21, 2006, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

      (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

      Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Floating Rate Fund

By:   /s/ ROBERT H. GRAHAM
      -----------------------------------------------------------
      Robert H. Graham
      Principal Executive Officer

Date: May 30, 2006


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /s/ ROBERT H. GRAHAM
      -----------------------------------------------------------
      Robert H. Graham
      Principal Executive Officer

Date: May 30, 2006

By:   /s/ SIDNEY M. DILGREN
      -----------------------------------------------------------
      Sidney M. Dilgren
      Principal Financial Officer

Date: May 30, 2006

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.